Notes to the consolidated statement of cash flows (Tables)	12 Months Ended
Dec. 31, 2019
Notes to the consolidated statement of cash flows
Schedule of changes in liabilities arising from financing activities

	Period from		Period from
	19 December to		1 January to		Year ended 31	Year ended 31
	31 December 2019		18 December 2019		December 2018	December 2017
	Successor (NFH)		Predecessor (HHH)
	Interest-bearing		Interest-bearing		Interest-bearing	Interest-bearing
	loans and	Lease	loans and	Lease	loans and	loans and
	borrowings	liabilities	borrowings	liabilities	borrowings	borrowings
At the end of the last period	2,071,103	—	407,592	—	279,533	131,110
Effect of adoption of IFRS 16	—	—	—	1,815,187	—	—
At the beginning of the period	2,071,103	—	407,592	1,815,187	279,533	131,110
Changes from financing cash flows	—	(9,702)	(22,097)	(167,864)	103,635	166,449
Foreign exchange movement	(4,178)	—	8,838	—	24,424	(18,026)
Interest expense	—	3,716	—	102,523	—	—
New leases	—	—	—	23,531	—	—
Accrued but unpaid rent	—	(20,647)	—	(303)	—	—
Business Combination (Note 23)	394,333	1,778,336	—	—	—	—
Lease modification	—	—	—	5,262	—	—
At the end of the period	2,461,258	1,751,703	394,333	1,778,336	407,592	279,533

Schedule of total cash outflow for leases

	Period from	Period from
	19 December to	1 January to
	31 December 2019	18 December 2019
	Successor (NFH)	Predecessor (HHH)
Within financing activities
	9,702	167,864